UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock Disciplined Small Cap Core Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 02/28/2014

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
AAR Corp.	1,435	$41,471
Alliant Techsystems, Inc.	32	4,313
Ducommun, Inc. (a)	279	7,756
Esterline Technologies Corp. (a)	296	31,879
Exelis, Inc.	2,109	43,087
Spirit Aerosystems Holdings, Inc., Class A (a)	1,245	35,893
Taser International, Inc. (a)	1,246	23,961

		188,360
Air Freight & Logistics — 0.0%
Pacer International, Inc. (a)	138	1,238
Airlines — 0.5%
Republic Airways Holdings, Inc. (a)	944	9,044
SkyWest, Inc.	9	114
Spirit Airlines, Inc. (a)	492	27,788

		36,946
Auto Components — 0.6%
Gentherm, Inc. (a)	406	11,482
Motorcar Parts of America, Inc. (a)	48	1,182
Tower International, Inc. (a)	1,086	27,888

		40,552
Biotechnology — 4.8%
ACADIA Pharmaceuticals, Inc. (a)	54	1,528
Acceleron Pharma, Inc. (a)	126	5,913
Acorda Therapeutics, Inc. (a)	271	9,929
Affymax, Inc. (a)	1,377	1,308
Alkermes PLC (a)	69	3,358
Alnylam Pharmaceuticals, Inc. (a)	153	12,430
AMAG Pharmaceuticals, Inc. (a)	576	11,940
Ambit Biosciences Corp. (a)	436	4,757
BIND Therapeutics, Inc. (a)	70	956
BioSpecifics Technologies Corp. (a)	446	10,584
Bluebird Bio, Inc. (a)	31	791
Celldex Therapeutics, Inc. (a)	141	4,120
Cellular Dynamics International, Inc. (a)	172	2,561
Cepheid, Inc. (a)	144	7,727
China Biologic Products, Inc. (a)	336	11,797
Cytokinetics, Inc. (a)	587	5,782
Dicerna Pharmaceuticals, Inc. (a)	161	5,912
Emergent Biosolutions, Inc. (a)	621	15,364
Enanta Pharmaceuticals, Inc. (a)	117	4,310
Enzon Pharmaceuticals, Inc.	7,810	7,498
Esperion Therapeutics, Inc. (a)	253	3,934
Five Prime Therapeutics, Inc. (a)	74	1,033
Foundation Medicine, Inc. (a)	273	9,727
Halozyme Therapeutics, Inc. (a)	707	9,962
Harvard Apparatus Regenerative Technology, Inc. (a)	381	1,928
Inovio Pharmaceuticals, Inc. (a)	833	2,741
Intercept Pharmaceuticals, Inc. (a)	13	5,337
InterMune, Inc. (a)	148	4,446

Common Stocks	Shares	Value
Biotechnology (concluded)
Isis Pharmaceuticals, Inc. (a)	325	$16,575
Karyopharm Therapeutics, Inc. (a)	206	8,269
Ligand Pharmaceuticals, Inc. (a)	105	7,324
Maxygen, Inc. (a)	4,024	121
Momenta Pharmaceuticals, Inc. (a)	31	459
Myriad Genetics, Inc. (a)	345	12,492
NPS Pharmaceuticals, Inc. (a)	220	7,696
OncoGenex Pharmaceutical, Inc. (a)	1,020	11,240
OncoMed Pharmaceuticals, Inc. (a)(b)	262	9,044
Ophthotech Corp. (a)	215	7,239
PDL BioPharma, Inc.	2,002	17,157
Portola Pharmaceuticals, Inc. (a)	213	5,195
Puma Biotechnology, Inc. (a)	35	4,069
Receptos, Inc. (a)	50	2,319
Regulus Therapeutics, Inc. (a)	468	5,256
Repligen Corp. (a)	931	13,937
Rigel Pharmaceuticals, Inc. (a)	943	3,244
Sunesis Pharmaceuticals, Inc. (a)	223	1,461
Synageva BioPharma Corp. (a)	19	2,179
Targacept, Inc. (a)	863	4,255
Tetraphase Pharmaceuticals, Inc. (a)	405	5,508
Threshold Pharmaceuticals, Inc. (a)	2,321	11,605
Vanda Pharmaceuticals, Inc. (a)	514	7,777

		332,094
Building Products — 0.7%
Griffon Corp.	489	6,064
PGT, Inc. (a)	3,287	38,096
Ply Gem Holdings, Inc. (a)	461	5,905

		50,065
Capital Markets — 2.4%
Calamos Asset Management, Inc., Class A	1,242	14,817
Capital Southwest Corp.	984	34,125
FBR & Co. (a)	824	21,424
Financial Engines, Inc.	212	11,980
HFF, Inc., Class A	585	18,661
Janus Capital Group, Inc.	2,032	22,738
Manning & Napier, Inc.	189	2,776
MCG Capital Corp.	6,194	27,316
Oppenheimer Holdings, Inc., Class A	192	5,244
Walter Investment Management Corp. (a)	98	2,504
WhiteHorse Finance, Inc.	75	1,108
WisdomTree Investments, Inc. (a)	292	4,549

		167,242
Chemicals — 1.2%
Axiall Corp.	53	2,145
Codexis, Inc. (a)	538	1,001
Ferro Corp. (a)	282	3,700
FutureFuel Corp.	1,801	31,247
Minerals Technologies, Inc.	485	25,947
OM Group, Inc.	339	10,712

Portfolio Abbreviation

REIT	Real Estate Investment Trust

BLACKROCK FUNDS	FEBRUARY 28, 2014	1

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Yongye International, Inc. (a)	1,129	$7,440

		82,192
Commercial Banks — 7.4%
1st Source Corp.	876	27,331
Access National Corp.	658	11,087
Ameris Bancorp (a)	152	3,198
Associated Banc-Corp.	4,789	79,928
BancFirst Corp.	174	9,575
Banco Latinoamericano de Comercio Exterior SA	732	18,659
C&F Financial Corp.	34	1,244
Central Pacific Financial Corp.	1,148	22,650
Century Bancorp, Inc., Class A	20	718
Chemical Financial Corp.	603	17,782
East West Bancorp, Inc.	16	571
First Citizens BancShares, Inc., Class A	363	81,454
First Merchants Corp.	491	10,517
FirstMerit Corp.	222	4,609
FNB Corp.	1,086	13,238
German American Bancorp, Inc.	64	1,851
Hanmi Financial Corp.	290	6,795
Home Federal Bancorp, Inc.	77	1,162
Independent Bank Group, Inc.	457	24,559
National Bank Holdings Corp., Class A	725	14,232
Pacific Continental Corp.	293	4,228
Preferred Bank (a)	128	3,076
Seacoast Banking Corp. (a)	42	453
Sterling Financial Corp.	134	4,244
Texas Capital Bancshares, Inc. (a)	1,247	78,499
Umpqua Holdings Corp.	2,251	40,000
United Community Banks, Inc. (a)	1,863	31,093

		512,753
Commercial Services & Supplies — 1.6%
ARC Document Solutions, Inc. (a)	819	6,462
Deluxe Corp.	789	39,829
Ennis, Inc.	145	2,291
G&K Services, Inc., Class A	2	125
Intersections, Inc.	401	2,458
Kimball International, Inc., Class B	299	5,612
Metalico, Inc. (a)	1,628	3,175
Performant Financial Corp. (a)	2,252	17,813
Viad Corp.	1,209	29,076
West Corp.	67	1,683

		108,524
Communications Equipment — 2.3%
Alliance Fiber Optic Products, Inc.	401	4,828
Aruba Networks, Inc. (a)	752	15,424
Aviat Networks, Inc. (a)	3,196	6,232
Bel Fuse, Inc., Class B	181	3,439
Calix, Inc. (a)	419	3,331
EchoStar Corp., Class A (a)	79	3,936
Extreme Networks, Inc. (a)	5,974	34,231
Finisar Corp. (a)	554	13,130
Harmonic, Inc. (a)	315	2,044
Ixia (a)	256	3,164
Ubiquiti Networks, Inc. (a)	1,347	66,555

		156,314

Common Stocks	Shares	Value
Computers & Peripherals — 0.5%
Avid Technology, Inc. (a)	441	$2,911
Immersion Corp. (a)	1,158	13,838
Lexmark International, Inc., Class A	374	15,760

		32,509
Construction & Engineering — 0.6%
AECOM Technology Corp. (a)	338	10,796
Argan, Inc.	604	17,268
MYR Group, Inc. (a)	247	5,748
Pike Electric Corp. (a)	465	4,827

		38,639
Consumer Finance — 0.6%
JGWPT Holdings, Inc., Class A (a)	128	2,447
Nelnet, Inc., Class A	727	29,167
Springleaf Holdings, Inc. (a)	385	10,845

		42,459
Containers & Packaging — 0.3%
Graphic Packaging Holding Co. (a)	2,249	23,030
Distributors — 0.0%
VOXX International Corp. (a)	111	1,443
Diversified Consumer Services — 1.1%
Capella Education Co.	321	21,340
Collectors Universe, Inc.	937	16,866
LifeLock, Inc. (a)	1,072	21,343
National American University Holdings, Inc.	385	1,448
Steiner Leisure Ltd. (a)	420	18,572

		79,569
Diversified Financial Services — 0.0%
MicroFinancial, Inc.	236	1,919
Diversified Telecommunication Services — 1.6%
Cbeyond, Inc. (a)	1,223	8,378
IDT Corp., Class B	1,066	19,135
Inteliquent, Inc.	1,932	26,971
magicJack VocalTec Ltd. (a)	1,800	34,074
Premiere Global Services, Inc. (a)	194	2,194
Straight Path Communications, Inc., Class B (a)	136	1,110
Vonage Holdings Corp. (a)	4,646	21,418

		113,280
Electric Utilities — 0.4%
Otter Tail Corp.	83	2,508
Portland General Electric Co.	767	24,391

		26,899
Electrical Equipment — 2.3%
Acuity Brands, Inc.	44	6,206
EnerSys, Inc.	815	57,898
Generac Holdings, Inc.	858	48,880
II-VI, Inc. (a)	977	16,013
Lihua International, Inc. (a)	5,042	26,017
LSI Industries, Inc.	209	1,733

		156,747
Electronic Equipment, Instruments & Components — 3.6%
Aeroflex Holding Corp. (a)	2,989	23,882
Benchmark Electronics, Inc. (a)	2,442	58,217
Electro Scientific Industries, Inc.	177	1,669
Fabrinet (a)	1,027	19,944

2	BLACKROCK FUNDS	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
FARO Technologies, Inc. (a)	44	$2,532
Newport Corp. (a)	994	20,576
Radisys Corp. (a)	284	1,179
RealD, Inc. (a)	761	8,409
Tech Data Corp. (a)	430	24,768
Vishay Intertechnology, Inc.	3,560	50,338
Zebra Technologies Corp., Class A (a)	564	38,910

		250,424
Energy Equipment & Services — 1.1%
Bristow Group, Inc.	50	3,880
Carbo Ceramics, Inc.	24	2,977
Dawson Geophysical Co.	356	10,217
Gulfmark Offshore, Inc., Class A	68	3,226
Helix Energy Solutions Group, Inc. (a)	77	1,820
ION Geophysical Corp. (a)	1,547	6,296
Matrix Service Co. (a)	183	5,924
Parker Drilling Co. (a)	2,427	19,586
Tesco Corp. (a)	142	2,694
Unit Corp. (a)	295	18,113

		74,733
Food & Staples Retailing — 0.9%
Ingles Markets, Inc., Class A	6	141
The Pantry, Inc. (a)	1,672	25,214
Rite Aid Corp. (a)	5,303	34,947
Roundy’s, Inc.	362	2,223

		62,525
Food Products — 1.4%
Chiquita Brands International, Inc. (a)	1,142	12,493
Darling International, Inc. (a)	67	1,352
Dean Foods Co. (a)	2,039	30,157
Fresh Del Monte Produce, Inc. (a)	68	1,799
Omega Protein Corp. (a)	1,773	19,272
Pilgrim’s Pride Corp. (a)	561	9,834
Seaboard Corp. (a)	4	10,140
The WhiteWave Foods Co., Class A (a)	419	11,858

		96,905
Gas Utilities — 0.3%
New Jersey Resources Corp.	344	15,483
Northwest Natural Gas Co.	94	4,030

		19,513
Health Care Equipment & Supplies — 4.2%
Alere, Inc. (a)	320	11,757
Align Technology, Inc. (a)	1,814	94,927
Anika Therapeutics, Inc. (a)	29	1,142
CONMED Corp.	1	47
Cutera, Inc. (a)	688	7,362
Cyberonics, Inc. (a)	283	19,377
ICU Medical, Inc. (a)	214	12,382
Medical Action Industries, Inc. (a)	1,344	9,838
Natus Medical, Inc. (a)	268	6,727
Orthofix International NV (a)	610	13,554
RTI Surgical, Inc. (a)	3,739	14,059
SurModics, Inc. (a)	685	17,057
Symmetry Medical, Inc. (a)	1,366	14,452
Thoratec Corp. (a)	1,833	68,078

		290,759

Common Stocks	Shares	Value
Health Care Providers & Services — 2.8%
Alliance HealthCare Services, Inc. (a)	144	$4,340
AMN Healthcare Services, Inc. (a)	489	6,812
BioTelemetry, Inc. (a)	152	1,708
Corvel Corp. (a)	464	21,349
Cross Country Healthcare, Inc. (a)	2,743	28,527
Five Star Quality Care, Inc. (a)	3,268	18,922
PharMerica Corp. (a)	750	18,075
The Providence Service Corp. (a)	52	1,383
Team Health Holdings, Inc. (a)	609	27,417
VCA Antech, Inc. (a)	1,850	57,295
WellCare Health Plans, Inc. (a)	113	6,986

		192,814
Health Care Technology — 0.4%
MedAssets, Inc. (a)	377	9,157
Omnicell, Inc. (a)	652	18,765

		27,922
Hotels, Restaurants & Leisure — 1.8%
Caesars Acquisition Co., Class A (a)	1,259	17,311
Century Casinos, Inc. (a)	217	1,473
Domino’s Pizza, Inc.	202	15,970
Einstein Noah Restaurant Group, Inc.	1,135	16,934
Jack in the Box, Inc. (a)	788	45,271
The Marcus Corp.	814	11,486
Red Lion Hotels Corp. (a)	252	1,504
Ruth’s Hospitality Group, Inc.	472	5,834
Six Flags Entertainment Corp.	41	1,673
Speedway Motorsports, Inc.	199	3,944

		121,400
Household Durables — 0.4%
Cavco Industries, Inc. (a)	39	3,060
The Ryland Group, Inc.	318	14,816
Zagg, Inc. (a)	1,827	7,911

		25,787
Household Products — 0.1%
Central Garden and Pet Co. (a)	882	6,677
Insurance — 2.3%
CNO Financial Group, Inc.	5,269	96,212
Crawford & Co., Class B	309	2,617
Fidelity & Guaranty Life (a)	210	4,549
Fortegra Financial Corp. (a)	1,126	7,871
Hallmark Financial Services, Inc. (a)	574	4,862
Horace Mann Educators Corp.	452	12,932
National Western Life Insurance Co., Class A	30	6,781
United Insurance Holdings Corp.	90	1,175
Universal Insurance Holdings, Inc.	1,481	19,786

		156,785
Internet & Catalog Retail — 0.4%
Nutrisystem, Inc.	166	2,444
Orbitz Worldwide, Inc. (a)	919	8,878
PetMed Express, Inc.	1,061	14,642

		25,964
Internet Software & Services — 2.6%
AOL, Inc. (a)	54	2,364
Bankrate, Inc. (a)	83	1,671
Blucora, Inc. (a)	543	10,447

BLACKROCK FUNDS	FEBRUARY 28, 2014	3

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Care.com, Inc. (a)	62	$1,148
Chegg, Inc. (a)	306	1,928
Constant Contact, Inc. (a)	164	4,521
Conversant, Inc. (a)	144	3,580
Cvent, Inc. (a)	68	2,671
Demand Media, Inc. (a)	1,462	7,091
EarthLink Holdings Corp.	5,861	22,975
Endurance International Group Holdings, Inc. (a)	233	3,516
Global Eagle Entertainment, Inc. (a)	403	7,085
Gogo, Inc. (a)	587	12,239
Limelight Networks, Inc. (a)	2,810	6,070
Marchex, Inc., Class B	356	4,215
Monster Worldwide, Inc. (a)	2,740	21,838
QuinStreet, Inc. (a)	1,697	11,183
Sohu.com, Inc. (a)	33	2,805
Spark Networks, Inc. (a)	279	1,680
Stamps.com, Inc. (a)	85	2,990
Synacor, Inc. (a)	375	986
Travelzoo, Inc. (a)	1,012	23,903
Tremor Video, Inc. (a)	471	2,044
United Online, Inc. (a)	172	1,928
VistaPrint NV (a)	24	1,181
Web.com Group, Inc. (a)	365	13,304
Wix.com Ltd. (a)	86	2,657

		178,020
IT Services — 2.0%
Cardtronics, Inc. (a)	439	17,788
CIBER, Inc. (a)	351	1,678
Global Cash Access Holdings, Inc. (a)	6,131	51,500
The Hackett Group, Inc.	163	960
ModusLink Global Solutions, Inc. (a)	147	672
PRGX Global, Inc. (a)	110	664
SYKES Enterprises, Inc. (a)	58	1,141
Syntel, Inc. (a)	674	63,599

		138,002
Life Sciences Tools & Services — 0.1%
Harvard Bioscience, Inc. (a)	1,524	7,437
Machinery — 3.4%
Ampco-Pittsburgh Corp.	354	7,239
Briggs & Stratton Corp.	530	12,073
CIRCOR International, Inc.	7	501
Federal Signal Corp. (a)	2,225	28,591
Global Brass & Copper Holdings, Inc.	2,158	36,535
The Greenbrier Cos., Inc. (a)	1,818	76,483
Harsco Corp.	89	2,236
Hyster-Yale Materials Handling, Inc.	165	16,655
John Bean Technologies Corp.	1,499	45,210
Kadant, Inc.	91	3,654
Lydall, Inc. (a)	178	3,606
NN, Inc.	93	1,794
Xerium Technologies, Inc. (a)	116	1,827

		236,404
Marine — 0.3%
Matson, Inc.	861	20,767
Media — 2.1%
Crown Media Holdings, Inc., Class A (a)	303	1,015
CTC Media, Inc.	6,103	64,448
Harte-Hanks, Inc.	4,107	32,815

Common Stocks	Shares	Value
Media (concluded)
Live Nation Entertainment, Inc. (a)	1,024	$23,235
Salem Communications Corp., Class A	352	3,200
Starz, Class A (a)	607	19,412

		144,125
Metals & Mining — 0.6%
Commercial Metals Co.	780	15,093
Gold Reserve, Inc. (a)	2,118	6,883
Worthington Industries, Inc.	473	18,854

		40,830
Multi-Utilities — 1.0%
Avista Corp.	2,325	68,820
Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corp. (a)	330	1,112
Apco Oil and Gas International, Inc. (a)	109	1,558
Bonanza Creek Energy, Inc. (a)	344	17,190
Callon Petroleum Co. (a)	235	1,591
Clayton Williams Energy, Inc. (a)	61	5,917
Comstock Resources, Inc.	132	2,608
Energy XXI (Bermuda) Ltd.	729	16,884
Evolution Petroleum Corp.	98	1,274
Gastar Exploration, Inc. (a)	435	2,775
Green Plains Renewable Energy, Inc.	761	20,113
Kodiak Oil & Gas Corp. (a)	700	8,267
L&L Energy, Inc. (a)	300	504
LinnCo LLC	363	11,068
Matador Resources Co. (a)	394	9,558
Northern Oil and Gas, Inc. (a)	375	5,220
Penn Virginia Corp. (a)	990	14,999
Renewable Energy Group, Inc. (a)	380	4,435
REX American Resources Corp. (a)	559	26,653
RSP Permian, Inc. (a)	318	8,840
Stone Energy Corp. (a)	784	28,177
Swift Energy Co. (a)	139	1,390
VAALCO Energy, Inc. (a)	1,877	12,501
Warren Resources, Inc. (a)	7,362	32,614
Western Refining, Inc.	1,009	36,778

		272,026
Paper & Forest Products — 0.8%
Boise Cascade Co. (a)	38	1,124
KapStone Paper and Packaging Corp. (a)	1,579	50,196
PH Glatfelter Co.	83	2,519
Resolute Forest Products, Inc. (a)	63	1,291

		55,130
Personal Products — 0.4%
USANA Health Sciences, Inc. (a)	401	29,341
Pharmaceuticals — 1.7%
Aerie Pharmaceuticals, Inc. (a)	278	6,386
Akorn, Inc. (a)	41	1,059
Cadence Pharmaceuticals, Inc. (a)	175	2,448
Cumberland Pharmaceuticals, Inc. (a)	1,621	7,505
Impax Laboratories, Inc. (a)	212	5,463
Lannett Co., Inc. (a)	951	40,788
Pain Therapeutics, Inc. (a)	611	3,452
Pozen, Inc.	1,313	10,451
Prestige Brands Holdings, Inc. (a)	425	12,108
Questcor Pharmaceuticals, Inc.	205	12,454
Relypsa, Inc. (a)	61	2,407

4	BLACKROCK FUNDS	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Sciclone Pharmaceuticals, Inc. (a)	2,682	$12,471

		116,992
Professional Services — 1.8%
CRA International, Inc. (a)	427	9,979
The Dolan Co. (a)	1,925	289
Kforce, Inc.	1,755	38,452
Korn/Ferry International (a)	1,146	29,097
Resources Connection, Inc.	613	8,398
RPX Corp. (a)	2,235	35,805

		122,020
Real Estate Investment Trusts (REITs) — 6.3%
American Assets Trust, Inc.	360	11,905
Arbor Realty Trust, Inc.	309	2,120
Ashford Hospitality Trust, Inc.	613	6,853
Aviv REIT, Inc.	13	330
Blackstone Mortgage Trust, Inc., Class A	86	2,491
CBL & Associates Properties, Inc.	2,223	39,547
Cedar Realty Trust, Inc.	2,968	18,253
Chatham Lodging Trust	300	6,261
CyrusOne, Inc.	349	7,755
DuPont Fabros Technology, Inc.	1,155	30,677
EPR Properties	657	34,992
Equity Lifestyle Properties, Inc.	1,069	43,027
Gramercy Property Trust, Inc. (a)	1,052	6,102
Invesco Mortgage Capital, Inc.	714	12,017
MFA Financial, Inc.	4,157	32,674
Monmouth Real Estate Investment Corp., Class A	333	3,223
New Residential Investment Corp.	1,951	12,467
NorthStar Realty Finance Corp.	802	12,439
PS Business Parks, Inc.	716	60,158
RLJ Lodging Trust	2,529	65,729
Sabra Health Care REIT, Inc.	139	3,957
Spirit Realty Capital, Inc.	284	3,101
Sunstone Hotel Investors, Inc.	1,547	20,915

		436,993
Real Estate Management & Development — 0.4%
Forestar Group, Inc. (a)	1,483	27,969
Tejon Ranch Co. (a)	55	1,950

		29,919
Road & Rail — 1.3%
Landstar System, Inc.	393	22,680
Ryder System, Inc.	836	62,968
Swift Transportation Co. (a)	84	2,046

		87,694
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc. (a)	559	15,339
Alpha & Omega Semiconductor Ltd. (a)	137	999
Amkor Technology, Inc. (a)	7,410	43,867
ATMI, Inc. (a)	126	4,285
Axcelis Technologies, Inc. (a)	967	2,156
AXT, Inc. (a)	819	1,875
Cirrus Logic, Inc. (a)	727	13,995
Inphi Corp. (a)	509	6,693
Intermolecular, Inc. (a)	123	326
International Rectifier Corp. (a)	598	16,116
IXYS Corp.	1,504	16,574

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Lattice Semiconductor Corp. (a)	354	$2,680
Magnachip Semiconductor Corp. (a)	794	11,704
Microsemi Corp. (a)	403	9,293
Pericom Semiconductor Corp. (a)	899	7,273
Power Integrations, Inc.	221	13,068
RF Micro Devices, Inc. (a)	5,697	40,335
Sigma Designs, Inc. (a)	364	1,784
Silicon Image, Inc. (a)	185	1,119
Spansion, Inc., Class A (a)	977	15,935
STR Holdings, Inc. (a)	997	1,476
Synaptics, Inc. (a)	988	64,260
Tessera Technologies, Inc.	152	3,301

		294,453
Software — 5.0%
Advent Software, Inc.	462	14,183
Aspen Technology, Inc. (a)	2,107	98,924
AVG Technologies NV (a)	909	17,026
Digimarc Corp.	177	5,200
Ebix, Inc.	122	1,983
Manhattan Associates, Inc. (a)	2,643	100,143
Progress Software Corp. (a)	1,753	43,720
Sapiens International Corp. NV (a)	363	2,755
Take-Two Interactive Software, Inc. (a)	1,620	32,027
Telenav, Inc. (a)	1,053	6,328
Verint Systems, Inc. (a)	457	21,392

		343,681
Specialty Retail — 2.4%
Aaron’s, Inc. (a)	275	8,451
ANN, Inc. (a)	485	17,290
Big 5 Sporting Goods Corp.	435	6,603
Brown Shoe Co., Inc.	215	5,285
Build-A-Bear-Workshop, Inc. (a)	240	1,858
Express, Inc. (a)	715	13,077
Haverty Furniture Cos, Inc.	86	2,507
Kirkland’s, Inc. (a)	552	9,759
Lumber Liquidators Holdings, Inc. (a)	203	21,778
Murphy USA, Inc. (a)	1,008	40,884
Pacific Sunwear of California, Inc. (a)	289	827
Rent-A-Center, Inc.	1,172	29,464
Sears Hometown and Outlet Stores, Inc. (a)	182	4,215
The Wet Seal, Inc., Class A (a)	2,595	4,931

		166,929
Textiles, Apparel & Luxury Goods — 1.6%
Carter’s, Inc.	542	40,829
Cherokee, Inc.	570	8,105
Culp, Inc.	227	4,377
Deckers Outdoor Corp. (a)	188	13,978
Delta Apparel, Inc. (a)	337	5,456
The Jones Group, Inc.	316	4,721
Movado Group, Inc.	466	18,346
Perry Ellis International, Inc. (a)	349	4,869
Unifi, Inc. (a)	202	4,997
Vince Holding Corp. (a)	68	1,836

		107,514
Thrifts & Mortgage Finance — 2.5%
EverBank Financial Corp.	3,110	55,731
Heritage Financial Group, Inc.	637	11,893

BLACKROCK FUNDS	FEBRUARY 28, 2014	5

Schedule of Investments (continued)	BlackRock Disciplined Small Cap Core Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
HomeStreet, Inc.	2,690	$50,680
MGIC Investment Corp. (a)	532	4,767
NMI Holdings, Inc., Class A (a)	340	3,720
Provident Financial Holdings, Inc.	1,282	19,704
Radian Group, Inc.	274	4,261
Walker & Dunlop, Inc. (a)	1,255	21,122

		171,878
Trading Companies & Distributors — 0.1%
Lawson Products, Inc. (a)	140	2,062
Willis Lease Finance Corp. (a)	457	8,180

		10,242
Water Utilities — 0.3%
American States Water Co.	647	19,429
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. (a)	213	3,732
Total Common Stocks — 96.2%		6,647,360

Warrants (c)
Real Estate Management & Development — 0.0%
Tejon Ranch Co. (Issued/Exercisable 8/07/13, 1 Share for 1 Warrant, Expires 8/31/16, Strike Price $40)	8	32
Total Warrants — 0.0%		32

		Value
Total Long-Term Investments (Cost — $5,864,317) — 96.2%		$6,647,392

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	152,302	152,302

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (d)(e)(f)	$8	7,913
Total Short-Term Securities (Cost — $160,215) — 2.3%		160,215
Total Investments (Cost — $6,024,532*) — 98.5%		6,807,607
Other Assets Less Liabilities — 1.5%		102,199

Net Assets — 100.0%		$6,909,806

Notes to Schedule of Investments

*	As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,031,569

Gross unrealized appreciation	$930,547
Gross unrealized depreciation	(154,509)

Net unrealized appreciation	$776,038

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at May 31, 2013	Net Activity	Shares/ Beneficial Interest Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	103,573	48,729	152,302	$47
BlackRock Liquidity Series, LLC, Money Market Series	—	$7,913	$7,913	$503

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	BLACKROCK FUNDS	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock Disciplined Small Cap Core Fund

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2014	$118,190	$777

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments or derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$6,647,271	—	$121	$6,647,392
Short-Term Securities	152,302	$7,913	—	160,215
Total	$6,799,573	$7,913	$121	$6,807,607

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$777	—	—	$777
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$24,003	—	—	$24,003
Cash pledged for financial futures contracts	6,000	—	—	6,000
Liabilities:
Collateral on securities loaned at value	—	$7,913	—	7,913
Total	$30,003	$7,913	—	$37,916

There were no transfers between levels during the period ended February 28, 2014.

BLACKROCK FUNDS	FEBRUARY 28, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	April 22, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	April 22, 2014